Discontinued Operations (Schedule of Operating Results Related to Company's Discontinued Operations) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations And Disposal Groups [Abstract]
Net sales	$ 220	$ 190	$ 175
Cost of products sold	(222)	(181)	(164)
Gross margin	(2)	9	11
Selling, general and administrative expenses	(9)	(9)	(8)
Adjustment of assets to fair value	(7)	(28)
Other expense, net	(1)	1	(1)
(Loss) income before income taxes	(19)	(27)	2
Income tax expense
(Loss) income from discontinued operations, net of income taxes	$ (19)	$ (27)	$ 2